Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,042,963.85
Total Transaction Valuation	7,552,236,445.65
Total Offset Amount	0.00
Net Fee	$ 1,042,963.85
Offering Table N/A
Offset Table N/A	N/A